Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JP MORGAN FLEMING MUTUAL FUND GROUP INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Aug. 22, 2014